Acquisitions and Divestitures - Narrative (Details)									1 Months Ended				3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 11, 2021 USD ($) item	Jun. 10, 2021 USD ($) shares	Jan. 15, 2021 USD ($) item shares	Jan. 08, 2021 USD ($)	Dec. 26, 2019 USD ($) item $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 29, 2019	Sep. 04, 2018 USD ($)	Jul. 31, 2019 USD ($) Transaction $ / shares shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) item $ / shares	Apr. 30, 2019 $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($) company shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Jul. 11, 2021 USD ($)	Apr. 21, 2021	Apr. 20, 2021	Mar. 31, 2021	Dec. 26, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2018
Acquisitions and Divestitures
Gross profit margins													$ 1,489,000		$ 9,032,000		$ 1,509,000	$ 19,744,000		$ 23,228,000	$ 2,057,000	$ 43,108,000
Contingent consideration													868,000	$ 999,000			868,000			999,000	899,000
Change in fair value of contingent consideration, net																	(131,000)	(1,907,000)		(9,600,000)	(5,503,000)	5,094,000
Amortization expense relating to intangible assets													1,700,000		1,000,000.0					5,500,000	5,200,000	2,100,000
Goodwill													72,098,000	16,161,000			72,098,000		$ 31,654,000	16,161,000	705,000	31,654,000							$ 705,000
Transaction costs													300,000				400,000			3,800,000
(Loss) gain on disposal of subsidiaries, net													$ (42,000)		(1,234,000)		$ (188,000)	(1,264,000)		(1,264,000)	276,000	$ (952,000)
Share price (in dollars per share) | $ / shares																			$ 0.23			$ 0.23
Common stock issuance (in shares) | shares													0
Previously Reported
Acquisitions and Divestitures
Gross profit margins															$ 9,302,000			$ 20,143,000
Goodwill																					$ 1,165,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of ownership interest						100.00%				100.00%					100.00%			100.00%							100.00%
FNL
Acquisitions and Divestitures
Percentage of ownership interest													29.00%				29.00%							29.00%	29.00%
Amer Global Technology Limited
Acquisitions and Divestitures
Percentage of ownership interest																					10.00%
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
(Loss) gain on disposal of subsidiaries, net																				(1,200,000)
Amer Global Technology Limited
Acquisitions and Divestitures
(Loss) gain on disposal of subsidiaries, net																					$ 300,000	$ 500,000
Bad debt expense																					$ 200,000	600,000
Percentage of potential tax obligation						20.00%
Limitation period for publicly listed						36 months
Diluted ownership interest in disposal group							55.00%
Gain for ownership interest retained																						$ 100,000
Ownership interest disposed						10.00%										10.00%
Amer Global Technology Limited | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method																			10.00%			10.00%
Amer Global Technology Limited | BCC
Acquisitions and Divestitures
Common stock issuance (in shares) | shares						39,500
Amer Global Technology Limited | BCC | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method						71.80%				71.80%
Amer Global Technology Limited | MHT
Acquisitions and Divestitures
Common stock issuance (in shares) | shares						5,500
Amer Global Technology Limited | MHT | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method						10.00%				10.00%
Red Rock business
Acquisitions and Divestitures
Sale of discontinued operation											$ 700,000
Timios Holdings Corp
Acquisitions and Divestitures
Percentage of voting equity interests acquired				100.00%
Purchase price, net of cash acquired				$ 40,000,000.0
Cash acquired from acquisition				6,500,000
Escrow trust balances				5,100,000
Purchase price				46,576,000
Goodwill				$ 21,824,000
Timios Holdings Corp | Title and escrow services
Acquisitions and Divestitures
Revenue													$ 9,200,000		$ 22,100,000		$ 19,100,000	$ 46,900,000		72,700,000
Net income (loss)													(3,500,000)		2,100,000		(5,600,000)	5,600,000		13,600,000
WAVE
Acquisitions and Divestitures
Percentage of voting equity interests acquired			100.00%																							100.00%
Escrow trust balances			$ 5,000,000.0
Revenue													800,000		2,400,000		1,300,000	4,200,000		7,000,000.0
Net income (loss)													(3,700,000)		(1,200,000)		$ (7,000,000.0)	(1,900,000)		$ 7,200,000
Purchase price			55,034,000
Purchase price on cash			$ 15,000,000.0
Number of common stock issued (in shares) | shares			12,600,000														500,000			500,000
Value of common stock issued			$ 40,000,000.0
Common stock be held back at closing (in shares) | shares			3,600,000
Common shares as contingent consideration as of the acquisition			$ 11,400,000
Number of earnouts | item			3
Payment of additional purchase price			$ 30,000,000.0
Gross profit margins			10,000,000.0
Receivable recorded														800,000						$ 800,000
Sales tax obligation														800,000
Historic net operating losses														7,700,000
Reduction of deferred tax assets														1,400,000						1,400,000
Goodwill			$ 35,689,000
US Hybrid
Acquisitions and Divestitures
Percentage of voting equity interests acquired		100.00%
Escrow trust balances		$ 1,000,000.0
Revenue													600,000		300,000		$ 800,000	300,000		2,700,000
Net income (loss)													(3,400,000)		(100,000)		(5,300,000)	(100,000)		4,800,000
Purchase price		51,016,000
Purchase price on cash		$ 30,000,000.0
Number of common stock issued (in shares) | shares		6,600,000
Value of common stock issued		$ 20,900,000
Common stock be held back at closing (in shares) | shares		6,600,000
Escrow deposit period		90 days
Maximum earnout over three years		$ 16,700,000
Contingent consideration														1,000,000.0						1,000,000.0
Goodwill		42,218,000
US Hybrid | Previously Reported
Acquisitions and Divestitures
Purchase price		50,000,000.0
Purchase price on cash		$ 30,000,000.0
Solectrac
Acquisitions and Divestitures
Percentage of voting equity interests acquired	78.60%
Escrow trust balances	$ 2,000,000.0
Revenue													3,800,000		200,000		4,900,000	200,000		1,800,000
Net income (loss)													$ (3,300,000)		$ 300,000		$ (6,000,000.0)	$ 300,000		1,900,000
Purchase price	24,952,000
Purchase price on cash	$ 17,700,000
Number of earnouts | item	3
Maximum earnout over three years	$ 6,000,000.0
Net working capital	$ 300,000
Equity interest percentage	21.40%
Equity ownership percentage	100.00%
Gain on remeasurement of investment	$ 2,900,000																			2,900,000
Percent of battery power	100.00%												100.00%		100.00%		100.00%	100.00%
Contingent consideration	$ 2,400,000												$ 100,000	100,000			$ 100,000			100,000
Goodwill	17,714,000
Preliminary fair value of earnout estimated																							$ 1,600,000
Solectrac | Other Operating Income (Expense)
Acquisitions and Divestitures
Change in fair value of contingent consideration, net	800,000																			1,500,000
Solectrac | Employee Performance And Retention Plan
Acquisitions and Divestitures
Maximum earnout over three years	$ 3,000,000.0
Acquisitions In 2021
Acquisitions and Divestitures
Amortization expense relating to intangible assets													400,000		$ 1,400,000		800,000	$ 2,000,000.0		4,900,000
Goodwill													117,400,000	117,400,000			117,400,000			117,400,000
Expected tax deductible amount of goodwill													$ 0	$ 0			$ 0			0
VIA Motors International, Inc.
Acquisitions and Divestitures
Percentage of voting equity interests acquired													100.00%				100.00%
Purchase price																	$ 630,000,000.0
Purchase price on cash																	450,000,000.0			62,900,000
Transaction costs																				$ 3,700,000
Tree Technologies
Acquisitions and Divestitures
Percentage of voting equity interests acquired					51.00%									51.00%					51.00%	51.00%	51.00%	51.00%
Purchase price on cash					$ 900,000
Number of common stock issued (in shares) | shares					9,500,000
Maximum earnout over three years					$ 32,000,000.0
Contingent consideration													$ 119,000	$ 250,000			119,000			$ 250,000	$ 250,000
Goodwill					$ 468,000
Expected tax deductible amount of goodwill														$ 0						$ 0
Contingent consideration period					3 years
Acquisition earn-out/true-up expense, net																					7,000,000.0
Revised fair value purchase price					$ 15,300,000																$ 8,300,000
Share price (in dollars per share) | $ / shares					$ 0.82
Preliminary fair value of earnout estimated					$ 15,500,000
Percentage of weighted average cost of capital					15.00%
Number of acres acquired | item					250
Fair value of assets acquired and liabilities assumed					$ 24,003,000																						$ 12,800,000
Accounts payable					$ 743,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of voting equity interests acquired						34.30%		65.70%		34.30%																				65.70%
Purchase price on cash								$ 2,400,000
Number of common stock issued (in shares) | shares										600,000
Number of amendments | item											2
Shares issued (in dollars per share) | $ / shares											$ 1.84
Non-controlling interest carrying amount						$ 500,000				$ 500,000
Change in additional paid in capital										$ 1,100,000
DBOT
Acquisitions and Divestitures
Percentage of voting equity interests acquired									99.00%					37.00%						37.00%								99.00%
Revenue																			$ 15,838
Net income (loss)																			1,900,000
Number of common stock issued (in shares) | shares									1,400,000			4,400,000								0	13,100,000
Contingent consideration													$ 649,000	$ 649,000			$ 649,000			$ 649,000	$ 649,000
Expected tax deductible amount of goodwill														0						0
Shares issued (in dollars per share) | $ / shares									$ 2.11			$ 2.11
Shares in DBOT (in shares) | shares									2,200,000			6,900,000
Liability at fair value									$ 2,200,000												600,000
Number of transactions | Transaction									2
Maximum stock price consideration (in dollars per share) | $ / shares									$ 2.11
Lock-up period									9 months
Liability remeasured																			$ 7,300,000			$ 7,300,000
Loss on remeasurement																					$ 1,500,000	$ 5,100,000
Investment fair value														$ 3,100,000						3,100,000
Loss on investment																				$ 3,200,000
Number of companies operated by DBOT | company																				3
Useful life									20 years
DBOT | Customer List
Acquisitions and Divestitures
Useful life									3 years